Portfolio of investments—June 30, 2026 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.69%
Communication services: 5.79%
Diversified telecommunication services: 0.15%
Space Exploration Technologies Corp. Class A†	3,296	$563,155
Entertainment: 5.64%
Live Nation Entertainment, Inc.†	63,815	11,685,164
Netflix, Inc.†	56,895	4,062,303
TKO Group Holdings, Inc. Class A	29,157	5,869,596
		21,617,063
Consumer discretionary: 7.24%
Automobiles: 1.16%
Ferrari NV	11,917	4,436,580
Broadline retail: 1.27%
MercadoLibre, Inc.†	2,876	4,881,693
Hotels, restaurants & leisure: 2.70%
DoorDash, Inc. Class A†	18,213	3,360,845
Hilton Worldwide Holdings, Inc.	21,140	6,985,924
		10,346,769
Household durables: 0.64%
Garmin Ltd.	10,285	2,443,099
Specialty retail: 1.47%
Carvana Co. Class A†	85,540	5,630,243
Consumer staples: 1.46%
Consumer staples distribution & retail: 1.46%
Walmart, Inc.	49,277	5,581,113
Financials: 4.32%
Capital markets: 0.77%
Robinhood Markets, Inc. Class A†	29,430	2,951,240
Financial services: 3.55%
Affirm Holdings, Inc.†	107,318	8,751,783
Visa, Inc. Class A	14,178	4,864,330
		13,616,113
Health care: 13.20%
Biotechnology: 3.76%
argenx SE ADR†	6,667	6,185,443
Insmed, Inc.†	20,073	2,140,183
Madrigal Pharmaceuticals, Inc.†	3,413	1,832,610
Natera, Inc.†	15,677	4,255,522
		14,413,758
See accompanying notes to portfolio of investments
Allspring Innovation Fund | 1

Portfolio of investments—June 30, 2026 (unaudited)

	Shares	Value
Health care equipment & supplies: 3.96%
Edwards Lifesciences Corp.†	90,960	$8,228,241
IDEXX Laboratories, Inc.†	13,186	6,941,638
		15,169,879
Health care providers & services: 2.09%
McKesson Corp.	10,591	8,002,560
Pharmaceuticals: 3.39%
Eli Lilly & Co.	7,831	9,392,736
Teva Pharmaceutical Industries Ltd. ADR†	105,595	3,577,559
		12,970,295
Industrials: 20.21%
Aerospace & defense: 10.18%
Axon Enterprise, Inc.†	8,013	4,492,168
Carpenter Technology Corp.	19,415	11,975,949
Curtiss-Wright Corp.	13,729	10,403,287
General Electric Co.	24,991	9,339,886
Howmet Aerospace, Inc.	10,300	2,769,258
		38,980,548
Construction & engineering: 0.80%
Comfort Systems USA, Inc.	1,538	3,048,239
Electrical equipment: 5.01%
GE Vernova, Inc.	2,916	3,425,891
Rockwell Automation, Inc.	10,023	4,962,187
Vertiv Holdings Co. Class A	32,284	10,809,329
		19,197,407
Ground transportation: 0.86%
XPO, Inc.†	16,015	3,287,719
Machinery: 1.27%
RBC Bearings, Inc.†	4,581	2,950,439
Symbotic, Inc. Class A†	42,884	1,927,636
		4,878,075
Professional services: 2.09%
UL Solutions, Inc. Class A	78,617	8,007,928
Information technology: 45.22%
Communications equipment: 5.85%
Arista Networks, Inc.†	36,904	6,269,251
Lumentum Holdings, Inc.†	3,625	3,110,467
Motorola Solutions, Inc.	11,088	4,604,736
Viavi Solutions, Inc.†	176,765	8,440,529
		22,424,983
See accompanying notes to portfolio of investments
2 | Allspring Innovation Fund

Portfolio of investments—June 30, 2026 (unaudited)

	Shares	Value
Electronic equipment, instruments & components: 6.95%
Advanced Energy Industries, Inc.	7,739	$2,885,641
Amphenol Corp. Class A	46,690	8,232,381
Fabrinet†	2,942	1,653,639
Flex Ltd.†	18,277	2,962,153
Teledyne Technologies, Inc.†	12,137	8,094,165
TTM Technologies, Inc.†	14,970	2,799,690
		26,627,669
IT services: 5.56%
Akamai Technologies, Inc.†	11,968	1,414,737
Cloudflare, Inc. Class A†	11,551	2,833,229
MongoDB, Inc. Class A†	10,087	3,388,223
Shopify, Inc. Class A†	42,308	4,830,728
Snowflake, Inc.†	15,142	3,853,639
Twilio, Inc. Class A†	24,187	4,990,504
		21,311,060
Semiconductors & semiconductor equipment: 22.31%
Intel Corp.†	29,355	4,098,839
KLA Corp.	71,831	21,672,131
MACOM Technology Solutions Holdings, Inc.†	15,176	5,772,495
Micron Technology, Inc.	5,365	6,192,766
Monolithic Power Systems, Inc.	5,980	8,266,513
Qnity Electronics, Inc.	32,576	5,319,986
STMicroelectronics NV	26,353	1,973,576
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	67,352	32,165,295
		85,461,601
Software: 1.79%
Circle Internet Group, Inc. Class A†	16,937	1,060,764
Fair Isaac Corp.†	3,637	4,345,415
Oracle Corp.	9,930	1,455,242
		6,861,421
Technology hardware, storage & peripherals: 2.76%
Sandisk Corp.†	2,954	6,716,598
Seagate Technology Holdings PLC	3,980	3,840,700
		10,557,298
Utilities: 1.25%
Independent power and renewable electricity producers: 1.25%
Talen Energy Corp.†	12,441	4,780,579
Total common stocks (Cost $279,676,655)		378,048,087
See accompanying notes to portfolio of investments
Allspring Innovation Fund | 3

Portfolio of investments—June 30, 2026 (unaudited)

		Yield	Shares	Value
Short-term investments: 1.40%
Investment companies: 1.40%
Allspring Government Money Market Fund Select Class♠∞		3.57%	5,382,273	$5,382,273
Total short-term investments (Cost $5,382,273)				5,382,273
Total investments in securities (Cost $285,058,928)	100.09%			383,430,360
Other assets and liabilities, net	(0.09)			(354,261)
Total net assets	100.00%			$383,076,099

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$6,616,725	$30,387,485	$(31,621,937)	$0	$0	$5,382,273	5,382,273	$41,839
See accompanying notes to portfolio of investments
4 | Allspring Innovation Fund

Notes to portfolio of investments—June 30, 2026 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Innovation Fund | 5

Notes to portfolio of investments—June 30, 2026 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$22,180,218	$0	$0	$22,180,218
Consumer discretionary	27,738,384	0	0	27,738,384
Consumer staples	5,581,113	0	0	5,581,113
Financials	16,567,353	0	0	16,567,353
Health care	50,556,492	0	0	50,556,492
Industrials	77,399,916	0	0	77,399,916
Information technology	173,244,032	0	0	173,244,032
Utilities	4,780,579	0	0	4,780,579
Short-term investments
Investment companies	5,382,273	0	0	5,382,273
Total assets	$383,430,360	$0	$0	$383,430,360
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At June 30, 2026, the Fund did not have any transfers into/out of Level 3.
6 | Allspring Innovation Fund